Supplement dated March 2, 2012

to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2011 for Tri-Continental Corporation

(the “Corporation”)

Effective March 2, 2012, the following changes are hereby made to the Corporation’s prospectus and SAI:

The following portfolio managers are hereby added under the caption “Portfolio Managers” in the “Management of the Corporation” section of the prospectus:

Oliver E. Buckley, Co-Portfolio Manager

•	Managed the Corporation since March 2012.
•	Joined the investment manager in August 2011.
•	Head of Active Equity, Mellon Capital Management, 2000-2010.
•	Began investment career in 1989.
•	BS in Mathematical Sciences, Stanford University; MS in Engineering – Economic Systems, Stanford University; MBA in Finance from University of California.

Yan Jin, Co-Portfolio Manager

•	Managed the Corporation since March 2012.
•	Joined the investment manager in 2010 when it acquired the long-term asset management business of Columbia
•	Management Group, where he worked as an investment professional since 2002.
•	Began investment career in 1998.
•	MA in economics from North Carolina State University.

The rest of this section remains the same.

The following information is hereby added to the tables under the section entitled “Other Accounts Managed by the Portfolio Managers” in the Portfolio Manager section of the Corporation’s SAI:

Table A

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Oliver E. Buckley*	5 Registered Interments Companies with approximately $5.38 billion in total assets under management.	3 Other Pooled Investment Vehicles with approximately $200 million in total assets under management.	30 Other Accounts with approximately $2.63 billion in total assets under management.
Yan Jin**	1 Registered Investment Company with approximately $530.0 million in total assets under management.	0 Other Pooled Investment Vehicles.	3 Other Accounts with approximately $0.70 million in total assets under management.

Table B

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Oliver E. Buckley*	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	0 Other Accounts.
Yan Jin**	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	0 Other Accounts.

*Information provided as of September 30, 2011.

**Information provided as of June 30, 2011.

The rest of this section remains the same.

The following is hereby added to the section entitled “Portfolio Managers—Securities Ownership” in the Corporation’s SAI:

As of February 29, 2012, Messrs. Buckley and Jin did not own any shares of the Corporation.

The rest of this section remains the same.

SL-9912-10 A (3/12)